Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Dec. 01, 2010 Sale Of Workers Compensation And Case Management Business [Member]	Dec. 31, 2010 Assets Disposed Of By Method Other Than Sale In Period Of Disposition Run Off Workers Compensation And Personal Accident Business [Member]	Jan. 31, 2012 HealthSpring [Member]	Dec. 31, 2011 FirstAssist [Member]	Dec. 31, 2010 FirstAssist [Member]	Aug. 31, 2010 Vanbreda [Member]
Condensed Balance Sheet Acquisition Date [Abstract]
Investments								$ 39
Cash and cash equivalents								73
Premiums, accounts and notes receivable								22
Property and equipment								1
Deferred income taxes								(71)
Goodwill						56		229
Other assets, including other intangibles								220
Total assets acquired								513
Accounts payable, accrued expenses and other liabilities								101
Total liabilities acquired								101
Net assets acquired								412
Business Acquisition Purchase Price Allocation [Abstract]
Business Acquisition Effective Date Of Acquisition					January 31, 2012	December 2011		August 31, 2010
Business Acquisition Name Of Acquired Entity					HealthSpring, Inc.	FristAssist Group Holdings Limited		Vanbreda International NV
Business Acquisition Cost Of Acquired Entity Cash Paid								412
Acquired Finite Lived Intangible Asset Amount								210
Business Combination Goodwill Recognized Segment Allocation						International segment		International segment
Average amortization period for customer relationships								15
Business Acquisition, Cost of Acquired Entity, Purchase Price		3,800				115
Business Acquisition Cost Of Acquired Entity Price Paid Per Share					$ 55
Business Acquisition Purchase Price Allocation Intangible Assets						58
Issuance of Long Term Debt Gross Proceeds	2,100
Proceeds From Issuance Of Common Stock Net	629
Proceeds From Issuance Of Common Stock Gross	650
Business Acquisition Pro Forma Information Abstract
Pro forma Effect on Total Revenues and Shareholders' Net Income						not material	not material
Significant Dispositions [Line Items]
Significant Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal			Dec. 01, 2010
Significant Disposition Description			Proceeds of the sale were received in preferred stock of GENEX Holdings, Inc., resulting in the Company becoming a minority shareholder in GENEX Holdings, Inc. On December 1, 2010 the Company completed the sale of its workers’ compensation and case management business to GENEX Holdings, Inc.	On December 31, 2010, the Company essentially exited from its workers' compensation and personal accident reinsurance business by purchasing retrocessional coverage from a Bermuda subsidiary of Enstar Group Limited and transferring administration of this business to the reinsurer. Under the reinsurance agreement, Cigna is indemnified for liabilities with respect to its workers’ compensation and personal accident reinsurance business to the extent that these liabilities do not exceed 190% of the December 31, 2010 net reserves. The Company believes that the risk of loss beyond this maximum aggregate is remote. The reinsurance arrangement is secured by assets held in trust.
Significant Business Disposition Type			sale	essentially exited
Significant Business Dispositions Costs Or Sale Proceeds				190
Significant Business Disposition Gain or Loss, Net Of Tax			11	(20)
Significant Business Disposition Gain or Loss, PreTax			$ 18	$ (31)
Significant Acquisitions And Disposals Segment			Disability and Life segment	Run-off Reinsurance segment
Maximum Aggregrate Of Liabilites To Net Reserves	190.00%